Note 7 - Revenue - Revenue from Gold (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) oz t	Dec. 31, 2020 USD ($) oz t	Dec. 31, 2019 USD ($) oz t
Statement Line Items [Line Items]
Revenue | $	$ 121,329,000	$ 100,002,000	$ 75,826,000
Total ounces sold (Ounce)	68,617	57,137	54,801
Work in progress and refinery (Ounce)	(1,141)	762	381
Gold produced (oz) (Ounce)	67,476	57,899	55,182
Tonnes milled (Metric Ton) | t	665,628	597,962	556,331
Grade	3.36	3.21	3.31
Recovery	93.9	93.8	93.4
Realised gold price ($/oz) | $	$ 1,766	$ 1,749	$ 1,382